Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization	The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of changes in stockholders’ deficit for period ended December 31, 2021 (in thousands, except share data):

Cash—CF III’s trust and cash (net of redemption)	$36,811
Cash—Private offering	220,000
Less: transaction costs and advisory fees paid	(52,661)

Net Business Combination and private offering	$204,150

The number of shares of common stock issued immediately following the closing of the Business Combination were:

CF III Class A common stock, outstanding prior to Business Combination	23,000,000
Less: redemption of CF III Class A common stock	19,355,365

Class A common stock of CF III	3,644,635
CF III founder shares	5,750,000
CF III Private Placement shares	500,000
CF III Shares issued in PIPE	22,000,000

Business Combination and PIPE shares	31,894,635
Legacy AEye shares	122,509,667

August 16, 2021	154,404,302

The number of Legacy AEye shares was determined as follows:

	AEye shares	AEye shares, effected for Exchange Ratio
Balance at December 31, 2019	11,283,838	41,984,908
Recapitalization applied to Redeemable Convertible preferred stock outstanding at December 31, 2019	16,383,725	60,960,574
Exercise of common stock options—2020	504,524	1,877,233
Repurchase of common stock—2020	(950,352)	(3,536,070)
Exercise of common stock options—2021 (pre-Closing)	54,859	204,119
Conversion of Convertible Notes and Accrued Interest—2021	5,584,308	20,778,097
Exercise of common stock and Series A preferred stock warrants—2021	64,719	240,806

Total		122,509,667